                                UNITED STATES
                      SECRITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                   LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:                225 E. Deerpath
                        Suite 260
                        Lake Forest, IL 60045

  Form 13F File Number: 028-07576

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Robert L. Meyers
Title:       Managing Director
Phone:       847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois      2/14/2002
[Signature]                  [City, State]           [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by another reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        122 records

Form 13F Information Table Value Total($000):     $131,312

List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Lake Forest Capital Management
FORM 13F
31-Dec-02

                                                                                                      Voting Authority
                                                                Value    Shares/   Sh/    Invstmt
Name of Issuer                 Title of class    CUSIP          (x$1000) Prn Amt   Prn    Dscretn  Sole   Shared     None
--------------                 --------------    -----          -------- -------   ---    -------  ----   -------  -------
Equity Residential Prop Series PFD CV            294761859          224      9200  SH     Sole                         9200
Citigroup Investments Corp LoanCONV              894185107          126     10864  SH     Sole              2014       8850
Automatic Data Zero            CONV              053015ac7           25     25000  SH     Sole                        25000
Intl Paper Cap 7.875%          PFD               460140205          431     17150  SH     Sole              1200      15950
                                                                     10       400  SH     Other                         400
Franklin Templeton Mutual Shrs MFS               628380107          196     11624  SH     Other                       11624
Dodge & Cox Stock Fund         MFS               256219106          527    5982.2  SH     Other                      5982.2
Domini Social Equity Fund      MFS               257132100          579   26795.9  SH     Other                     26795.9
Fidelity Diversified Int'l Fun MFS               315910802         2033  118471.2  SH     Other                    118471.2
Fidelity Dividend Growth Fund  MFS               316389402         5205  233206.8  SH     Other                    233206.8
Fidelity Real Estate Investmen MFS               316138205          526   28601.4  SH     Other                     28601.4
Standard & Poors Dep Recpts    MFS               78462f103          200      2265  SH     Sole         65              2200
                                                                     86       970  SH     Other                         970
T. Rowe Price Growth Stock Fun MFS               741479109          482   25918.4  SH     Other                     25918.4
T. Rowe Price Mid-cap Growth F MFS               779556109         2916   93940.8  SH     Other                     93940.8
T. Rowe Price Small-Cap Stock  MFS               779572106          994     46235  SH     Other                       46235
Vanguard European Stock Index  MFS               922042205         1779  109749.9  SH     Other                    109749.9
Vanguard Extended Market Index MFS               922908207          462   24664.3  SH     Other                     24664.3
Vanguard S&P 500 Index Fund    MFS               922908108         3367   41494.4  SH     Other                     41494.4
Vanguard Total Stock Market In MFS               922908306         3325  165684.3  SH     Other                    165684.3
Vanguard U.S. Growth           MFS               921910105         1261  104572.5  SH     Other                    104572.5
Weitz Value Fund               MFS               949045108         1697   60774.3  SH     Other                     60774.3
AFLAC Inc.                     COM               001055102         3217    106122  SH     Sole      14142   7875      84105
                                                                     12       400  SH     Other                         400
AOL Time Warner Inc            COM               00184a105          928     68380  SH     Sole      12441   5400      50539
                                                                     10       750  SH     Other                         750
Abbott Labs                    COM               002824100          577     14430  SH     Sole               575      13855
American Express Co            COM               025816109         1091     30517  SH     Sole       4327   2650      23540
                                                                      4       100  SH     Other                         100
American International Group I COM               026874107         4001     68518  SH     Sole       9677 5055.9    53785.1
                                                                      8       139  SH     Other                         139
Amgen Inc                      COM               031162100         1743     35829  SH     Sole       4685   2650      28494
                                                                      5       100  SH     Other                         100
BP plc                         COM               055622104          675     16611  SH     Sole                        16611
Bowne & Co                     COM                                  119     10000  SH     Sole                        10000
CenturyTel Inc.                COM               156700106         1922   64854.5  SH     Sole       9120   4700    51034.5
                                                                      7       225  SH     Other                         225
ChevronTexaco Corp             COM               166751107          395      5945  SH     Sole               231       5714
Cisco Systems Inc              COM               17275R102         2466    185379  SH     Sole      16186   8265     160928
Citigroup Inc.                 COM               172967101         4250  119761.3  SH     Sole      17220   8319    94222.3
                                                                     12       333  SH     Other                         333
Clear Channel Communications   COM               184502102         1256     33201  SH     Sole       3641   2100      27460
                                                                      7       200  SH     Other                         200
Coca-Cola                      COM               191216100          210      4800  SH     Sole                         4800
Concord EFS Inc                COM               206197105         1223     76977  SH     Sole       8934   6575      61468
                                                                      5       300  SH     Other                         300
Conoco Inc                     COM               208251504         2194   45551.9  SH     Sole       7403   3432    34716.9
                                                                      7       140  SH     Other                         140
Dell Computer Corp             COM               247025109         1527     56902  SH     Sole      10427   5025      41450
                                                                      5       200  SH     Other                         200
EMC Corp.                      COM               268648102          364   54671.5  SH     Sole       9967   3725    40979.5
Ecolab                         COM               278865100         1656     33332  SH     Sole       4862   2550      25920
                                                                      5       100  SH     Other                         100
ExxonMobil                     COM               30231G102         4614    131940  SH     Sole      14403 8434.1   109102.9
                                                                      9       264  SH     Other                         264
FedEx Corporation              COM               31428x106         2022     37042  SH     Sole       4563   2650      29829
                                                                     16       300  SH     Other                         300
Federal Home Loan Mtg Corp     COM               313400301         2734   45841.1  SH     Sole       7351   3400    35090.1
                                                                      9       150  SH     Other                         150
General Electric Co            COM               369604103         5126  209183.4  SH     Sole      23649  10897   174637.4
                                                                     17       700  SH     Other                         700
Home Depot Inc                 COM               437076102         1860   78509.9  SH     Sole       9949   5949    62611.9
                                                                      9       375  SH     Other                         375
Intel Corp                     COM               458140100         2513  159158.4  SH     Sole      17360   8875   132923.4
                                                                      9       600  SH     Other                         600
International Business Machine COM               459200101         3599   45812.2  SH     Sole       4797   2690    38325.2
                                                                     23       300  SH     Other                         300
Johnson & Johnson              COM               478160104         4076   75252.8  SH     Sole      10708   5875    58669.8
                                                                     13       250  SH     Other                         250
Kohl's Corp                    COM               500255104         2677     47614  SH     Sole       5732   3025      38857
                                                                     11       200  SH     Other                         200
Lilly Eli & Company            COM               532457108         1458     22763  SH     Sole       3680   1650      17433
                                                                      6       100  SH     Other                         100
MBNA Corp                      COM               55262L100         1527     79727  SH     Sole      10342   5912      63473
                                                                      4       225  SH     Other                         225
Medtronic Inc.                 COM               585055106         1702   37137.2  SH     Sole       4758   2605    29774.2
                                                                      9       200  SH     Other                         200
Mellon Financial Corp          COM               585509102         1759   66916.9  SH     Sole       9152   4950    52814.9
                                                                      5       200  SH     Other                         200
Merck & Co                     COM               589331107          333      5875  SH     Sole                         5875
Microsoft Corporation          COM               594918104         3776     72165  SH     Sole       9337   5250      57578
                                                                      5       100  SH     Other                         100
Nestle (ADR)                   COM               641069406          384      7250  SH     Sole                         7250
                                                                      5       100  SH     Other                         100
Nokia Corp (ADR)               COM               654902204         1586    101414  SH     Sole      14575   7400      79439
                                                                      8       500  SH     Other                         500
Oracle                         COM               68389x105          128     11860  SH     Sole                        11860
Pepsico Inc                    COM               713448108         3694   87353.4  SH     Sole      11314   6901    69138.4
                                                                     13       300  SH     Other                         300
Pfizer Inc                     COM               717081103         2237   73029.1  SH     Sole       9647   5276    58106.1
                                                                      8       250  SH     Other                         250
Quest Diagnostics              COM               748341100          861     15049  SH     Sole       2494   1100      11455
                                                                      3        50  SH     Other                          50
Royal Dutch Petrol (ADR)       COM               780257804         1049     23702  SH     Sole       3603   1325      18774
SBC Communications Inc.        COM               78387g103          201      7417  SH     Sole               300       7117
                                                                      8       300  SH     Other                         300
Schlumberger Ltd               COM               806857108          295      7000  SH     Sole               900       6100
                                                                      4       100  SH     Other                         100
Starbucks Corp                 COM               855244109         1903     93245  SH     Sole      10739   7175      75331
                                                                      6       300  SH     Other                         300
Stryker                        COM               863667101         2259     33637  SH     Sole       4815   2725      26097
                                                                      7       100  SH     Other                         100
SunGard Data Systems           COM               867363103         2113     89580  SH     Sole      12380   6925      70275
                                                                      7       300  SH     Other                         300
Target                         COM               87612E106         1397   46265.3  SH     Sole       6405   3725    36135.3
                                                                      3       100  SH     Other                         100
Veritas Software Co            COM               923436109          495     30584  SH     Sole       3732   2975      23877
                                                                      2       100  SH     Other                         100
Verizon Communications         COM               92343v104         3485     89418  SH     Sole      12095   6250      71073
                                                                    134      3461  SH     Other                        3461
Wal-Mart Stores                COM               931142103         2988   58967.2  SH     Sole       8046   3975    46946.2
                                                                      5       100  SH     Other                         100
Walgreen Co                    COM               931422109         3372  114189.4  SH     Sole      14150   6675    93364.4
                                                                      6       200  SH     Other                         200
Washington Post Co Class B     COM               939640108          295       400  SH     Sole                          400
Whole Foods Market             COM               966837106         3155     60137  SH     Sole       7872   4100      48165
                                                                     11       200  SH     Other                         200
Wyeth                          COM               983024100          202      5400  SH     Sole                         5400
American Legacy Growth Fund II amerleg                             1043    272889  SH     Other                      272889
Guardian Investor Stock Fund   guardlib4                            314     11400  SH     Other                       11400
Guardian Investor Stock Fund   guardob                              510     18511  SH     Other                       18511
Guardian Value Guard II Stock  guardian3 1                          843     11358  SH     Other                       11358
REPORT SUMMARY                 122 DATA RECORDS                  131312         0 OTHER MANAGERS